Financial Instruments, Liquidity Risk (Details) - USD ($) $ in Thousands	Aug. 31, 2018	Aug. 31, 2017
Derivative and non-derivative financial liabilities [Abstract]
Bank loan	$ 10,692	$ 0
Accounts payable and accrued liabilities	47,898	36,776
Forward exchange contracts [Abstract]
Long-term debt	5,907	0
Other liabilities	421	196
Cash and short-term investments	15,040
Accounts receivable	51,410
Unused available lines of credit for working capital and other general corporate purposes	52,695
Unused lines of credit for foreign currency exposure	25,053
Liquidity Risk [Member] | No Later than One Year [Member]
Derivative and non-derivative financial liabilities [Abstract]
Bank loan	10,692
Accounts payable and accrued liabilities	47,308	36,776
Contingent liability		1,092
Forward exchange contracts [Abstract]
Outflow	31,000	21,700
Inflow	(30,738)	(23,265)
Long-term debt	2,921
Other liabilities	3,197
Financial liabilities	64,380	36,303
Liquidity Risk [Member] | Later than 1 Year and no Later than 5 Years [Member]
Derivative and non-derivative financial liabilities [Abstract]
Bank loan	0
Accounts payable and accrued liabilities	0	0
Contingent liability		0
Forward exchange contracts [Abstract]
Outflow	19,400	12,500
Inflow	(18,940)	(13,357)
Long-term debt	5,745
Other liabilities	0
Financial liabilities	6,205	$ (857)
Liquidity Risk [Member] | Later than 5 Years [member]
Derivative and non-derivative financial liabilities [Abstract]
Bank loan	0
Accounts payable and accrued liabilities	0
Forward exchange contracts [Abstract]
Outflow	0
Inflow	0
Long-term debt	162
Other liabilities	0
Financial liabilities	$ 162